Long-Term Debt, Net (Details)										1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	May 17, 2024 USD ($)	Nov. 29, 2023 USD ($) shares	Nov. 27, 2023 USD ($) shares	Jul. 31, 2023 USD ($) shares	Jul. 25, 2023 USD ($) $ / shares shares	Nov. 08, 2021 USD ($)	Aug. 04, 2021 USD ($)	Jun. 09, 2020 USD ($)	May 08, 2020 USD ($)	Jan. 31, 2022 USD ($)	Sep. 30, 2024 USD ($) $ / item	Sep. 30, 2023 USD ($)	Mar. 31, 2022 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / item	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares $ / item shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Long-Term Debt, Net (Details) [Line Items]
Debt Instrument, Maturity Date						Apr. 05, 2025
Debt Conversion, Original Debt, Amount		$ 60,303,000		$ 4,297,000
Debt Instrument, Convertible, Terms of Conversion Feature														Subject to the satisfaction of certain equity conditions, the terms of the Restructuring Agreement require the holder to voluntarily convert certain interest payments when due under the Note at 95% of the lower of (i) the then in effect conversion price and (ii) the lowest volume weighted average price of our common stock during the five trading days immediately prior to such conversion.		Subject to the satisfaction of certain equity conditions, the terms of the Restructuring Agreement require the holder to voluntarily convert certain interest payments when due under the Note at 95% of the lower of (i) the then in effect conversion price and (ii) the lowest volume weighted average price of our Common Stock during the five trading days immediately prior to such conversion.
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Debt Instrument, Redemption Price, Percentage														15.00%		15.00%
Amortization of Debt Discount (Premium)											$ 273,000	$ 4,183,000		$ 1,978,000	$ 9,626,000	$ 13,134,000	$ 13,980,000
Interest Expense, Other											300,000	$ 40,000.00		320,000	$ 3,500,000	3,300,000	8,200,000
Long-Term Debt											17,721,000			$ 17,721,000		$ 15,927,000	61,749,000
Senior Convertible Debt ]Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Instrument, Maturity Date						Apr. 05, 2026								Apr. 05, 2026		Apr. 05, 2025
Debt Instrument, Face Amount						$ 100,000,000					$ 100,000,000			$ 100,000,000		$ 100,000,000
Debt, Original Issue Discount Rate						16.00%												16.00%
Proceeds from Debt, Net of Issuance Costs						$ 84,000,000
Debt Conversion, Original Debt, Amount																$ 1,650,000	$ 8,550,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																1,397,327	5,986,954
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																$ 1.18	$ 1.43
Debt Instrument, Convertible, Terms of Conversion Feature				upon satisfaction of all applicable closing conditions, including, without limitation, the Company having obtained any stockholder approval required for the consummation of the transactions and the issuance of the Common Stock issuable upon the conversion of all of the shares of Series A Preferred Stock (unless waived by the applicable other party), in the final exchange (the “Final Series A Exchange”), the parties agreed to exchange the remaining $16.703 million of outstanding principal balance subject to the Series A Exchanges for 9,000 shares of Series A Preferred Stock on a date mutually agreed to by the Company and the Investor.										At any time following the first anniversary of the issuance date of the Note, but only if the closing bid price of our common stock on the immediately prior trading day is less than $6.50, the holder of the Note shall have the option to convert, at such holder’s option, pro rata, up to $30 million of the principal amount of the Note (in $250,000 increments) at the “alternate optional conversion price,” which is equal to the lower of (i) the then in effect conversion price and (ii) the greater of (x).the Note’s $1.67 floor price or (y) 98% of the market price on the conversion date.		At any time following the first anniversary of the issuance date of the Note, but only if the closing bid price of our Common Stock on the immediately prior trading day is less than $6.50, the holder of the Note shall have the option to convert, at such holder’s option, pro rata, up to $30 million of the principal amount of the Note (in $250,000 increments) at the “alternate optional conversion price,” which is equal to the lower of (i) the then in effect conversion price and (ii) the greater of (x).the Note’s $1.67 floor price or (y) 98% of the market price on the conversion date.
Remaining Outstanding Principal				$ 16,703,000						$ 6,000,000
Shares Subject To Exchange (in Shares) | shares				9,000
Gain (Loss) on Extinguishment of Debt				$ 1,300,000
Repayments of Debt										6,900,000
Debt Instrument, Covenant Description														The Note is the senior unsecured obligation of the Company and not the financial obligation of our subsidiaries. Until such date as the principal amount of the Note is $5 million or less, all payments due under the Note will be senior to all other indebtedness of the Company and/or any of its subsidiaries.		The Note is the senior unsecured obligation of the Company and not the financial obligation of our subsidiaries. Until such date as the principal amount of the Note is $5 million or less, all payments due under the Note will be senior to all other indebtedness of the Company and/or any of its subsidiaries.
Debt Instrument, Interest Rate, Stated Percentage											8.00%			8.00%		8.00%
Debt, Late Charge, Percentage														15.00%		15.00%
Debt, Ownership Limitations														The Note may not be converted, and shares of common stock may not be issued under the Note if, after giving effect to the conversion or issuance, the applicable holder of the Note (together with its affiliates, if any) would beneficially own in excess of 4.99% of the Company’s outstanding shares of common stock, which is referred to herein as the “Note Blocker”. The Note Blocker may be raised or lowered to any other percentage not in excess of 9.99% at the option of the applicable holder of the Note, except that any raise will only be effective upon 61 days’ prior notice to us.		The Note may not be converted, and shares of Common Stock may not be issued under the Note if, after giving effect to the conversion or issuance, the applicable holder of the Note (together with its affiliates, if any) would beneficially own in excess of 4.99% of the Company’s outstanding shares of Common Stock, which is referred to herein as the “Note Blocker”. The Note Blocker may be raised or lowered to any other percentage not in excess of 9.99% at the option of the applicable holder of the Note, except that any raise will only be effective upon 61 days’ prior notice to us.
Debt Instrument, Redemption, Description														At any time no event of default exists, the Company may redeem all, but not less than all, of the Note outstanding in cash all, or any portion, of the Note at a 5% redemption premium to the greater of the face value and the equity value of the Company’s common stock underlying the Note		At any time no event of default exists, the Company may redeem all, but not less than all, of the Note outstanding in cash all, or any portion, of the Note at a 5% redemption premium to the greater of the face value and the equity value of the Company’s Common Stock underlying the Note
Amortization of Debt Discount (Premium)														$ 2,007,000		$ 20,443,000	$ 16,996,000	$ 3,435,000
Long-Term Debt				16,700,000
Debt Instrument, Decrease, Forgiveness										$ 6,000,000
SBA CARES Act Loan [Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Instrument, Maturity Date														Jun. 01, 2050		Jun. 01, 2050
Debt Instrument, Face Amount								$ 149,900	$ 150,000		$ 149,900			$ 149,900		$ 149,900
Debt Instrument, Interest Rate, Stated Percentage								3.75%			3.75%			3.75%		3.75%
Debt Instrument, Term								30 years	27 years
Debt Instrument, Periodic Payment								$ 731
Economic Injury Disaster Loan (“EIDL”) [Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Instrument, Maturity Date														May 08, 2050		May 08, 2050
Debt Instrument, Face Amount							$ 500,000				$ 500,000			$ 500,000		$ 500,000
Debt Instrument, Interest Rate, Stated Percentage											3.75%			3.75%		3.75%
Debt Instrument, Periodic Payment							2,477		$ 731
Debt Instrument, Increase (Decrease), Net							$ 350,000
Interest Expense [Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Conversion, Original Debt, Amount				1,703,000
Interest Expense [Member] | Senior Convertible Debt ]Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 1,703,000
Adjustment Measuring Price [Member] | Senior Convertible Debt ]Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Conversion, Description													the Company (i) failed to process at least $750 million in transaction volume or (ii) had revenue that was less than $12 million, the Note’s fixed conversion price then in effect exceeded the greater of (x) the Note’s $1.67 floor and (y) 140% of the market price as of April 1, 2022 (the “Adjustment Measuring Price”), on April 1, 2022, the fixed conversion price automatically adjusted to the Adjustment Measuring Price.
Restructuring Agreement [Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares													$ 97,500,000
Debt Conversion, Converted Instrument, Amount													$ 9,000,000
Restructuring Agreement [Member] | Senior Convertible Debt ]Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares													$ 2,400,000
Debt Conversion, Description													the Company agreed to allow for the conversion of up to $4.5 million of principal (together with any accrued and unpaid interest thereon) of the Note at a conversion price equal to the lesser of (i) $2.40 and (ii) 97.5% of the lower of (x) the then in effect conversion price and (y) the lowest volume weighted average price of our common stock during the five trading days immediately prior to such conversion.
Debt Conversion, Converted Instrument, Amount													$ 4,500,000
Senior Convertible Debt ]Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price Percentage													97.50%
One Year Alternate Optional Conversion [Member] | Senior Convertible Debt ]Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Instrument, Face Amount											$ 30,000,000			$ 30,000,000		$ 30,000,000
Increments Debt Amount																$ 250,000
Derivative, Floor Price (in Dollars per Item) | $ / item											1.67			1.67		1.67
Share-Based Compensation Arrangement by Share-Based Payment Award, Discount from Market Price, Offering Date														98.00%		98.00%
Exchange Agreement [Member] | Senior Convertible Debt ]Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Conversion, Description													the Company agreed to allow for the conversion of up to an additional $9.0 million of principal (together with any accrued and unpaid interest thereon) of the Note at a conversion price equal to 97.5% of the lower of (x) the then in effect conversion price and (y) the lowest volume weighted average price of our common stock during the five trading days immediately prior to such conversion.
Post Stock Split [Member] | Senior Convertible Debt ]Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																606,187	598,695
Exchange Agreement [Member] | Senior Convertible Debt ]Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Conversion, Original Debt, Amount					$ 22,703,000
Second Exchange Agreement [Member]
Long-Term Debt, Net (Details) [Line Items]
Gain (Loss) on Extinguishment of Debt			$ 22,500,000
Forbearance Agreement [Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Instrument, Periodic Payment, Interest	$ 380,000
Debt Instrument, Fee Amount	80,000
Interest Expense [Member] | Forbearance Agreement [Member]
Long-Term Debt, Net (Details) [Line Items]
Repayments of Debt	$ 80,000
Series A Preferred Stock [Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares				6,000
Shares Issued to Investor (in Shares) | shares		6,000
Shares Issued to Investor, Value		$ 16,703,000
Series A Preferred Stock [Member] | Senior Convertible Debt ]Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares				6,000	15,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares					$ 9,000,000
Debt Instrument, Convertible, Conversion Price Percentage					97.50%
Debt Instrument, Convertible, Terms of Conversion Feature				upon satisfaction of all applicable closing conditions, including, without limitation, the Company having obtained any stockholder approval required for the consummation of the transactions and the issuance of the common stock issuable upon the conversion of all of the shares of Series A Preferred Stock (unless waived by the applicable other party), in the final exchange (the “Final Series A Exchange”), the parties agreed to exchange the remaining $16.7 million of outstanding principal balance subject to the Series A Exchanges for 9,000 shares of Series A Preferred Stock on a date mutually agreed to by the Company and the Investor.	As part of the First Exchange Agreement, the Company also agreed to allow for the conversion of up to an additional $9.0 million of principal (together with any accrued and unpaid interest thereon) of the Note at a conversion price equal to 97.5% of the lower of (x) the then in effect conversion price and (y) the lowest volume weighted average price of the Company’s common stock during the five trading days immediately prior to such conversion; and the Investor agreed to waive any interest that would otherwise accrue on the Note during the period commencing on April 1, 2023 through, and including, December 31, 2023.
Series A Preferred Stock [Member] | Principal [Member] | Senior Convertible Debt ]Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 4,297,000
Series A Preferred Stock [Member] | Second Exchange Agreement [Member]
Long-Term Debt, Net (Details) [Line Items]
Remaining Outstanding Principal			$ 16.703	$ 16,703,000
Shares Subject To Exchange (in Shares) | shares			9,000	9,000
Series B Preferred Stock [Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares		55,000
Shares Issued to Investor (in Shares) | shares		55,000
Shares Issued to Investor, Value		$ 3,000,000
Series B Preferred Stock [Member] | Second Exchange Agreement [Member]
Long-Term Debt, Net (Details) [Line Items]
Remaining Outstanding Principal			$ 60.303
Shares Subject To Exchange (in Shares) | shares			55,000
Proceeds from Issuance of Convertible Preferred Stock			$ 3,000,000
Proceeds from Issuance of Preferred Stock and Preference Stock			$ 3,000,000